Product Sales year-on-year analysis: Q2 2025 (Tables)	6 Months Ended
Jun. 30, 2025
Product Sales year-on-year analysis: Q2 2025
Product Sales year-on-year analysis: Q2 2025

	World			US		Emerging Markets			Europe			Established RoW
For the half year ended 30 June		Change			Change		Change			Change			Change
	$m	Act %	CER %	$m	Act %	$m	Act %	CER %	$m	Act %	CER %	$m	Act %	CER %
Tagrisso	1,810	13	12	761	16	489	13	15	351	8	4	209	9	5
Imfinzi	1,455	27	26	844	36	152	31	35	285	26	21	174	(5)	(8)
Calquence	872	10	10	583	5	49	36	43	198	19	14	42	27	28
Lynparza	838	13	11	378	18	162	6	7	229	11	7	69	5	2
Enhertu	230	81	82	-	-	156	n/m	n/m	51	63	56	23	24	28
Zoladex	284	4	5	4	(8)	219	9	11	38	(9)	(13)	23	(9)	(11)
Truqap	170	84	84	142	57	6	n/m	n/m	14	n/m	n/m	8	n/m	n/m
Imjudo	89	20	18	57	17	7	93	84	12	39	35	13	-	(4)
Other Oncology	106	(12)	(13)	1	(76)	70	(11)	(10)	5	(27)	(30)	30	-	(5)
Oncology	5,854	18	17	2,770	20	1,310	19	22	1,183	17	12	591	5	2
Farxiga	2,150	11	10	420	6	859	13	15	765	13	8	106	3	(1)
Crestor	319	9	9	12	3	275	17	18	-	n/m	n/m	32	(10)	(13)
Brilinta	215	(37)	(38)	99	(48)	63	(20)	(20)	51	(26)	(29)	2	(46)	(39)
Seloken	148	(2)	1	-	n/m	143	(2)	-	4	4	11	1	(5)	(3)
Lokelma	175	29	27	75	18	33	52	54	30	33	29	37	30	24
roxadustat	72	(18)	(18)	-	-	72	(18)	(18)	-	-	-	-	-	-
Wainua	44	n/m	n/m	43	n/m	-	-	-	1	-	-	-	-	-
Other CVRM	138	(27)	(28)	16	(73)	67	24	24	38	(35)	(37)	17	(8)	(12)
CVRM	3,261	3	3	665	(10)	1,512	9	11	889	5	1	195	2	(2)
Symbicort	715	(1)	(1)	319	7	168	(15)	(14)	137	(5)	(8)	91	11	11
Fasenra	502	19	18	307	14	26	33	36	125	27	22	44	20	18
Breztri	283	21	20	147	22	65	7	8	46	32	27	25	30	28
Tezspire	112	97	91	-	-	9	n/m	n/m	72	n/m	n/m	31	60	55
Pulmicort	106	(32)	(32)	1	(58)	81	(35)	(36)	15	(14)	(18)	9	2	2
Saphnelo	167	49	48	145	44	4	n/m	n/m	12	n/m	n/m	6	41	31
Airsupra	42	n/m	n/m	42	n/m	-	n/m	n/m	-	-	-	-	-	-
Other R&I	61	(23)	(24)	16	(35)	28	(25)	(25)	15	2	(3)	2	(8)	(7)
R&I	1,988	11	10	977	18	381	(14)	(13)	422	21	16	208	20	19
Beyfortus	98	n/m	n/m	73	n/m	-	-	-	24	n/m	n/m	1	34	27
Synagis	49	(39)	(37)	-	n/m	38	(7)	(1)	-	n/m	n/m	11	(68)	(69)
FluMist	10	n/m	n/m	-	n/m	-	-	-	-	n/m	n/m	10	-	-
Other V&I	-	n/m	n/m	-	-	-	-	-	-	n/m	n/m	-	n/m	n/m
V&I	157	40	42	73	n/m	38	(6)	(1)	24	n/m	n/m	22	(39)	(40)
Ultomiris	1,177	25	23	667	21	61	76	86	270	29	24	179	18	12
Soliris	530	(24)	(22)	280	(30)	159	23	38	56	(52)	(54)	35	(37)	(38)
Strensiq	395	16	15	319	12	16	65	58	31	30	26	29	27	21
Koselugo	137	20	18	52	(5)	36	51	50	37	42	37	12	28	22
Other Rare Disease	55	16	14	28	13	6	7	4	18	20	16	3	37	32
Rare Disease	2,294	7	7	1,346	3	278	37	48	412	5	1	258	7	2
Nexium	198	(10)	(9)	18	(30)	157	7	9	6	(49)	(55)	17	(52)	(51)
Other	43	(10)	(11)	3	12	29	(12)	(11)	10	(12)	(18)	1	4	(3)
Other Medicines	241	(10)	(9)	21	(26)	186	4	5	16	(32)	(38)	18	(50)	(50)
Total Medicines	13,795	11	10	5,852	12	3,705	11	13	2,946	12	8	1,292	4	1